Acquisitions - Additional Information (Detail) (Rowa Automatisierungssysteme GmbH [Member], USD $) In Millions, unless otherwise specified	Aug. 01, 2011
Rowa Automatisierungssysteme GmbH [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Purchase price of acquisition paid in cash	$ 150
Recognition of goodwill	84
Goodwill expected to be deductible for tax purposes	11
Identifiable intangible assets	81
Deferred tax liabilities	$ 23